Taxes (Details) - Schedule of Effective Tax Rate	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Effective Tax Rate [Abstract]
China Income tax statutory rate	25.00%	25.00%
Effect of PRC tax holiday	(14.60%)	(9.90%)
Research and development tax credit	(6.80%)	(4.80%)
Non-PRC entity not subject PRC income tax	5.70%
Change in valuation allowance	6.50%	0.10%
Others	(0.50%)
Effective tax rate	15.30%	10.40%